Cover Page	12 Months Ended
Mar. 27, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 27, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	BGI
Entity Registrant Name	BIRKS GROUP INC.
Entity Central Index Key	0001179821
Current Fiscal Year End Date	--03-27
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Class A Voting Shares
Security Exchange Name	NYSE
Entity Address, Country	CA
ICFR Auditor Attestation Flag	false
Class A Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,610,973
Class B Common Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,717,970
Series A Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0